Business Combinations - Analysis of cash flows (Details) kr in Thousands	12 Months Ended
Dec. 31, 2020 SEK (kr)
Disclosure of detailed information about business combination [line items]
Acquisition cost	kr (7,020)
Genkyotex SA
Disclosure of detailed information about business combination [line items]
Purchase price paid in cash	(204,867)
Cash equivalents in the acquire company	32,265
Acquisition cost	(8,118)
Acquisition by tender offer of noncontrolling interest
Disclosure of detailed information about business combination [line items]
Acquisition cost	kr (7,020)